UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2007
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
          ----------------------------------------------------------------------
Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                       5-14-2007
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  46
                                        -------------------

Form 13F Information Table Value Total:  $1,269,169
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 9/30/06

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- --------------  ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
3M CO COM               FOREIGN COMMON  88579Y101  12,915        168,974  X                              103,049      65,925
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  47,418      1,102,243  X                              131,808     970,435
ACCENTURE LTD SHS CL    COMMON          G1150G111  14,744        382,570  X                              233,001     149,569
AMERICAN INTL GROUP I   FOREIGN COMMON  026874107  13,259        197,251  X                              115,674      81,577
ASTRAZENECA PLC ADR S   COMMON          046353108  18,371        342,419  X                               44,454     297,965
BARCLAYS PLC ADR        COMMON          06738E204  46,886        823,427  X                               98,958     724,469
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104  25,769        397,974  X                               53,029     344,945
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  51,048        993,729  X                              122,507     871,222
CANON INC ADR           FOREIGN COMMON  138006309  35,644        664,004  X                               77,819     586,185
CITIGROUP INC COM       FOREIGN COMMON  172967101  17,699        344,733  X                              206,714     138,019
COCA COLA CO            COMMON          191216100  12,392        258,172  X                              161,192      96,980
CRH PLC ADR             COMMON          12626K203  32,793        754,036  X                               96,608     657,428
DANSKE BK A/S ADR       FOREIGN         236363107  23,140        998,279  X                              123,273     875,006
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  46,942        579,889  X                               71,112     508,777
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  33,841        521,993  X                               63,533     458,460
ERICSSON L M REL CO     FOREIGN COMMON  294821608  34,297        924,702  X                              112,759     811,943
FEDERAL NAT MORTGAGE    COMMON          313586109   8,543        156,526  X                               96,318      60,208
FRANCE TELECOM ADR SP   COMMON          35177Q105  33,150      1,255,674  X                              154,391   1,101,283
GENERAL ELEC CO         FOREIGN         369604103  12,720        359,719  X                              227,646     132,073
GLAXOSMITHKLINE PLC A   COMMON          37733W105  41,323        747,794  X                               94,293     653,501
HEINEKEN N V ADR        FOREIGN COMMON  423012202  37,147      1,425,267  X                              170,621   1,254,646
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  41,713        475,034  X                               58,742     416,292
I B M                   FOREIGN COMMON  459200101  12,761        135,376  X                               84,488      50,888
ING GROEP N V ADR SPO   COMMON          456837103  35,481        838,208  X                               98,744     739,464
IRELAND BK ADR SPONSO   FOREIGN COMMON  46267Q103  36,738        424,715  X                               49,591     375,124
ISHARES TR MSCI EAFE            COMMON  464287465     284          3,725  X                                    -       3,725
JOHNSON & JOHNSON       FOREIGN COMMON  478160104  12,689        210,563  X                              135,114      75,449
LILLY, ELI AND COMPAN   COMMON          532457108   8,621        160,505  X                              102,156      58,349
MITSUBISHI UFJ FINL G   FOREIGN COMMON  606822104  28,167      2,501,529  X                              310,261   2,191,268
NESTLE S A ADR SPON R   COMMON          641069406  48,072        496,035  X                               60,080     435,955
NOKIA CORP ADR SPONSO   FOREIGN         654902204  34,739      1,515,669  X                              184,555   1,331,114
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  39,234        718,181  X                               89,269     628,912
ORACLE SYS CORP         FOREIGN COMMON  68389X105  14,756        813,878  X                              461,907     351,971
PFIZER INC              FOREIGN         717081103  13,035        516,021  X                              309,290     206,731
PROCTER & GAMBLE COMP   COMMON          742718109  13,191        208,848  X                              126,488      82,360
ROYAL DUTCH SHELL PLC   COMMON  COMMON  780259206  30,023        452,836  X                               56,420     396,416
SANOFI-AVENTIS ADR      COMMON          80105N105  38,674        888,845  X                              113,915     774,930
SHINSEI BANK LTD TOKY   FOREIGN         824631105  30,040      3,138,936  X                              382,170   2,756,766
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  35,749      1,037,973  X                              126,233     911,740
TARGET                  FOREIGN COMMON  87612E106   9,343        157,669  X                               89,045      68,624
TESCO PLC ADR SPONSOR   FOREIGN COMMON  881575302  36,029      1,378,332  X                              170,070   1,208,262
TNT N V SPON ADR        FOREIGN         87260W101  31,339        680,533  X                               87,255     593,278
TOTAL FINA ELF S A AD   COMMON          89151E109  33,846        485,033  X                               59,906     425,127
UBS AG SHS              FOREIGN COMMON  H8920M855  30,837        518,885  X                               65,112     453,773
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  34,142      1,135,401  X                              142,730     992,671
VODAFONE GROUP PLC NE   FOREIGN         92857W100  19,627        730,732  X                               94,376     636,356
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